NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company, its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, SI Mortgage Company and SI Realty Company, Inc.  All significant intercompany accounts and transactions have been eliminated.

Basis of Accounting, Policy [Policy Text Block]
Basis of Financial Statement Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and general practices within the banking industry.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, as of the date of the balance sheets and reported amounts of revenues and expenses for the years presented.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, deferred income taxes and the impairment of long-lived assets.

Reclassification, Policy [Policy Text Block]
Reclassifications
Certain amounts in the Company’s prior year consolidated financial statements were reclassified to conform to the current year presentation.  Such reclassifications had no effect on net income.

Significant Group Concentrations of Credit Risk, Policy [Policy Text Block]
Significant Group Concentrations of Credit Risk
A majority of the Company’s activities are with customers located within eastern Connecticut and Rhode Island.  The Company does not have any significant concentrations in any one industry or customer.  See Notes 3 and 4 for details relating to the Company’s investment and lending activities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents and Statements of Cash Flows
Cash and due from banks, federal funds sold and short-term investments with maturities at date of purchase of less than 90 days are recognized as cash equivalents in the statements of cash flows.  Federal funds sold generally mature in one day.  For purposes of reporting cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.  Cash flows from loans and deposits are reported on a net basis.  The Company maintains amounts due from banks and federal funds sold that, at times, may exceed federally insured limits.  The Company has not experienced any losses from such concentrations.

Fair Value Hierarchy, Policy [Policy Text Block]
Fair Value Hierarchy
The Company groups its assets and liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include assets or liabilities whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as assets or liabilities for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of a reporting period, if applicable.

Securities, Policy [Policy Text Block]
Securities
Management determines the appropriate classification of securities at the date individual securities are acquired, and the appropriateness of such classification is reassessed at each reporting date.

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities that are held principally for trading in the near term are classified as “trading securities.”  Trading securities are carried at fair value, with unrealized gains and losses recognized in earnings.  Interest and dividends are included in net interest income.  Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss), net of taxes.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

At each reporting period, the Company evaluates securities with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other than temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities.  Management also evaluates other facts and circumstances that may be indicative of an other-than-temporary impairment ("OTTI") condition, such as the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuers.  OTTI is required to be recognized if (1) the Company intends to sell the security; (2) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) for debt securities, the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. For impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. For all other impaired debt securities, credit-related OTTI is recognized through earnings and noncredit-related OTTI is recognized in other comprehensive income (loss), net of applicable taxes.  See Notes 3 and 15 for more details.

Federal Home Loan Bank Stock, Policy [Policy Text Block]
Federal Home Loan Bank Stock
The Bank, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB.  Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost.  At its discretion, the FHLB may declare dividends on its stock.  The stock is redeemable at par by the FHLB and the Company’s ability to redeem the shares owned is dependent on the redemption practices of the FHLB.  The Company reviews its investment in FHLB stock for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.  No impairment charges were recognized for the years ended December 31, 2016, 2015 or 2014.

Federal Reserve Bank stock [Policy Text Block]
Federal Reserve Bank Stock
The Bank became a member of the Federal Reserve Bank ("FRB") system in 2015 and is required to maintain an investment in capital stock of the FRB. Based on redemption provisions of the FRB, the stock has no quoted market value and is carried at cost. The Company reviews its investment in FRB stock for impairment based on the ultimate recoverability of the cost basis in FRB stock. No impairment charges were recognized for the years ended December 31, 2016 or 2015.

Loans Held-for-sale, Policy [Policy Text Block]
Loans Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of amortized cost or fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold on the trade date and reported within mortgage banking activities on the accompanying consolidated statements of income.

Loans Receivable, Policy [Policy Text Block]
Loans Receivable
Loans receivable are stated at current unpaid principal balances, net of the allowance for loan losses and deferred loan origination fees and costs.  Management has the ability and intent to hold its loans receivable for the foreseeable future or until maturity or pay-off.

A loan is impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for residential and commercial mortgage loans and commercial business loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not typically identify individual consumer loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring (“TDR”) agreement. Management considers all nonaccrual loans, with the exception of certain consumer loans, to be impaired.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and concessions have been made to the original contractual terms that would not otherwise be considered for a borrower with similar risk characteristics, such as reductions of interest rates, deferral of interest or principal payments or maturity extensions, due to the borrower’s financial condition, the modification is considered a TDR.  All TDRs are initially classified as impaired. In most cases, loan payments less than 90 days past due are considered minor collection delays and the related loans are generally not considered impaired.

Allowance for Loan Losses, Policy [Policy Text Block]
Allowance for Loan Losses
The allowance for loan losses, a material estimate which could change significantly in the near-term, is established through a provision for loan losses charged to earnings to account for losses that are inherent in the loan portfolio and estimated to occur, and is maintained at a level management considers adequate to absorb losses in the loan portfolio.  Loan losses are charged against the allowance for loan losses when management believes the uncollectibility of the principal loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance for loan losses when received.

Management's judgment in determining the adequacy of the allowance is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  The allowance for loan losses is evaluated on a monthly basis by management and is based on the evaluation of the known and inherent risk characteristics and size and composition of the loan portfolio, the assessment of current economic and real estate market conditions, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, historical loan loss experience, the amount and trends of nonperforming loans, delinquencies, classified assets and loan charge-offs and evaluations of loans and other relevant factors.

The allowance for loan losses consists of the following key elements:

◦
Specific allowance for identified impaired loans.  For loans identified as impaired, an allowance is established when the present value of expected cash flows (or observable market price of the loan or fair value of the collateral if the loan is collateral dependent) of the impaired loan is lower than the carrying value of that loan. In the determination of the specific allowance for loan losses, management may obtain independent appraisals for significant properties, when necessary.

◦
General valuation allowance.  The general component represents a valuation allowance on the remainder of the loan portfolio, after excluding impaired loans.  For this portion of the allowance, loans are segregated by category and assigned an allowance percentage based on historical loan loss experience adjusted for qualitative factors stratified by the following loan segments: residential one- to four-family, multi-family and commercial real estate, construction, commercial business and consumer. Management uses a rolling average of historical losses based on the time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors: changes in lending policies and procedures, including changes in underwriting standards and collections, charge-off and recovery practices; changes in national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments; changes in the size and composition of the loan portfolio and in the terms of the loans; changes in the experience, ability and depth of lending management and other relevant staff; changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans; changes in the quality of the loan review system; changes in the underlying collateral for collateral-dependent loans; the existence and effect of any concentrations of credit and changes in the level of such concentrations; the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the portfolio.

The qualitative factors are determined based on the following various risk characteristics for each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential – One- to Four-Family – The Bank primarily originates conventional loans with loan-to-value ratios less than 95% and generally originates loans with loan-to-value ratios in excess of 80% only when secured by first liens on owner-occupied one- to four-family residences.  Loans with loan-to-value ratios in excess of 80% generally require private mortgage insurance or additional collateral. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality of this segment.

Multi-family and Commercial – Loans in this segment are originated to acquire, develop, improve or refinance multi-family and commercial real estate where the property is the primary collateral securing the loan, and the income generated from the property is the primary repayment source.  The underlying cash flows generated by the properties can be impacted by the economy as evidenced by increased vacancy rates.  Payments on loans secured by income-producing properties often depend on the successful operation and management of the properties. Management continually monitors the cash flows of these loans.

Construction – This segment includes loans to individuals, and to a lesser extent builders, to finance the construction of residential dwellings.  The Bank also originates construction loans for commercial development projects.  Upon the completion of construction, the loan generally converts to a permanent mortgage loan.  Credit risk is affected by cost overruns, whether estimates of the sale price of the property are correct and the time it takes to sell at an adequate price and market conditions.

Commercial Business – Loans in this segment are made to businesses and are generally secured by assets of the business.  Repayment is expected from the cash flows of the business.  A weakened economy and reduced viability of the industry in which the customer operates will have a negative impact on the credit quality in this segment. The Bank provides loans to investors in the time share industry, which are secured by consumer receivables, and provides loans for capital improvements to condominium associations, which are secured by the assigned rights to levy special assessments to condominium owners. Additionally, the Bank purchases medical loans primarily out of our market area from a company specializing in medical loan originations, which are secured by medical equipment.

Consumer – Loans in this segment primarily include home equity lines of credit (representing both first and second liens), indirect automobile loans and, to a lesser extent, loans secured by marketable securities, passbook or certificate accounts, motorcycles, automobiles and recreational vehicles, as well as unsecured loans.  Consumer loan collections depend on the borrower’s continuing financial stability, and therefore, are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.

In computing the allowance for loan losses, we do not assign a general valuation allowance to the Small Business Administration ("SBA") and United States Department of Agriculture ("USDA") loans that we purchase as such loans are fully guaranteed.  These loans are included in commercial business loans.

The majority of the Company's loans are collateralized by real estate located in eastern Connecticut and Rhode Island. To a lesser extent, certain commercial real estate loans are secured by collateral located outside of our primary market area, with concentrations in Massachusetts and New Hampshire. Accordingly, the collateral value of a substantial portion of the Company's loan portfolio and real estate acquired through foreclosure is susceptible to changes in local market conditions.

Although management believes it uses the best information available to establish the allowance for loan losses, future adjustments to the allowance for loan losses may be necessary and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used in making the determinations.  Furthermore, while management believes it has established the allowance for loan losses in conformity with GAAP, our regulators, in reviewing the loan portfolio, may request us to increase our allowance for loan losses based on judgments different from ours.  In addition, because future events affecting borrowers and collateral cannot be predicted with certainty, the existing allowance for loan losses may not be adequate or increases may be necessary should the quality of any loans deteriorate as a result of the factors discussed above.  Any material increase in the allowance for loan losses would adversely affect the Company’s financial condition and results of operations.

Deteriorated Loans Transferred in, Policy [Policy Text Block]
Loans Acquired with Deteriorating Credit Quality
Loans acquired in a transfer, including business combinations, where there is evidence of credit deterioration since origination and it is probable at the date of acquisition the Company will not collect all contractually required principal and interest payments, are accounted for under accounting guidance for purchased credit-impaired loans. This guidance provides that the excess of the cash flows initially expected to be collected over the fair value of the loans at the acquisition date (i.e., the accretable yield) is accreted into interest income over the estimated remaining life of the loans, provided that the timing and amount of future cash flows is reasonably estimable. Such loans are considered to be accruing because their interest income relates to the accretable yield and not to contractual interest payments. The difference between the contractually required payments and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. Subsequent to acquisition, probable decreases in expected cash flows are recognized through a provision for loan losses, resulting in an increase to the allowance for loan losses. If the Company has probable and significant increases in cash flows expected to be collected, the Company will first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment.

Interest and Fees on Loans, Policy [Policy Text Block]
Interest and Fees on Loans
Interest on loans is accrued and included in net interest income based on contractual rates applied to principal amounts outstanding.  Accrual of interest is discontinued when loan payments are 90 days or more past due, based on contractual terms, or when, in the judgment of management, collectibility of the loan or loan interest becomes uncertain.  Subsequent recognition of income occurs only to the extent payment is received subject to management's assessment of the collectibility of the remaining interest and principal.  A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectibility of interest and principal is no longer in doubt and the borrower has made regular payments in accordance with the terms of the loan over a period of at least six months.  Interest collected on nonaccrual loans is recognized only to the extent cash payments are received, and may be recorded as a reduction to principal if the collectibility of the principal balance of the loan is unlikely.

Loan origination fees, direct loan origination costs and loan purchase premiums are deferred, and the net amount is recognized as an adjustment of the related loan's yield utilizing the interest method over the contractual life of the loan.

Derivative Financial Instruments, Policy [Policy Text Block]
Derivative Financial Instruments
Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Interest Rate Swap Agreements - The Company utilized interest rate swap agreements as part of its interest rate risk management strategy.  Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period.  The notional amount on which the interest payments are based is not exchanged.  The Company’s swap agreements are derivative instruments and convert a portion of the Company’s variable-rate debt to a fixed-rate.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk.  If periodic assessment indicates derivatives no longer provide an effective hedge, the derivative contracts would be closed out and settled, or classified as a trading activity. For cash flow hedges, the net settlement (upon close-out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt.  The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in noninterest income.

The Company had characterized one of its interest rate swaps as a cash flow hedge.  Cash flow hedges are used to minimize the variability in cash flows of assets or liabilities, or forecasted transactions caused by interest rate fluctuations, and are recorded at fair value in other assets or liabilities within the Company’s balance sheets. Changes in the fair value of these cash flow hedges are initially recorded as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the hedged transaction affects earnings. The ineffective portion of the gain or loss on derivative instruments, if any, is recognized in earnings.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Certain derivative instruments do not meet the requirements to be accounted for as hedging instruments. These undesignated derivative instruments are recognized on the consolidated balance sheets at fair value, with changes in fair value recorded in other noninterest income. The Company's interest rate swap agreement is not designated as a hedge.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.  Mandatory delivery contracts are accounted for as derivative instruments.  Mandatory delivery forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.

Transfer of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets and no condition both constrains the transferee from taking advantage of that right and provides more than a trivial benefit for the transferor and (3) the transferor does not maintain effective control over the transferred assets through either (a) an agreement that both entitles and obligates the transferor to repurchase or redeem the assets before maturity or (b) the ability to unilaterally cause the holder to return specific assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government guaranteed portion of a loan.  In order to be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest.  If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing.  In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder has the right to pledge or exchange the entire loan.

Other Real Estate Owned, Policy [Policy Text Block]
Other Real Estate Owned
Other real estate owned consists of properties acquired through, or in lieu of, loan foreclosure or other proceedings and is initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the properties are held for sale and are carried at the lower of carrying amount or fair value less estimated costs of disposal.  Any write-down to fair value at the time of acquisition is charged to the allowance for loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and a charge to operations is recorded as necessary to reduce the carrying amount to fair value less estimated costs to dispose.  Revenue and expense from the operation of other real estate owned and the provision to establish and adjust valuation allowances are included in noninterest expenses.  Costs relating to the development and improvement of the property are capitalized, subject to the limit of fair value of the collateral. Gains or losses are included in noninterest expenses upon disposal.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment
Land is carried at cost.  Premises and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the related assets.  Leasehold improvements are amortized over the shorter of the estimated economic lives of the improvements or the expected lease terms.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.

The estimated useful lives of the assets are as follows:

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years

Gains and losses on dispositions are recognized upon realization.  Maintenance and repairs are expensed as incurred and improvements are capitalized.

Bank-owned Life Insurance, Policy [Policy Text Block]
Bank-owned Life Insurance
Bank-owned life insurance policies are presented on the consolidated balance sheets at cash surrender value. Changes in cash surrender value, as well as gains on the surrender of policies, are reflected in noninterest income in the consolidated statements of income and are not subject to income taxes.  See Note 11 for additional discussion.

Mortgage Servicing Assets, Policy [Policy Text Block]
Servicing
The Company services mortgage loans for others.  Mortgage servicing assets are recognized as separate assets at fair value when rights are acquired through purchase or retained through the sale of loans.  Fair value is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  Capitalized servicing rights are reported in other assets and are amortized into mortgage banking income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to the amortized cost. Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that the fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income. Servicing fee income is recorded for fees earned for servicing loans, which is included in mortgage banking income.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets
Long-lived assets, including premises and equipment and certain identifiable intangible assets that are held and used by the Company, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If impairment is indicated by that review, the asset is written down to its estimated fair value through a charge to earnings.

Goodwill is measured as the excess of the cost of a business combination over the sum of the amounts assigned to identifiable intangible and other assets acquired less liabilities assumed. Goodwill is not amortized but rather assessed for impairment annually or more frequently if circumstances warrant.

Management has the option of first assessing qualitative factors, such as events and circumstances, to determine whether it is more likely than not, meaning a likelihood of more than 50%, the fair value of a reporting unit is less than its carrying amount. If, after considering all relevant events and circumstances, management determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing a quantitative impairment test is unnecessary. For the year ended December 31, 2016, management determined that it was not more likely than not the fair value of the reporting unit (the consolidated Company, in our case) was less than its carrying amount. If management had determined otherwise, the two-step process would have been completed to determine the impairment and necessary write-down of goodwill.

Cost Method Investments, Policy [Policy Text Block]
Other Investments
The Company is a limited partner in three Small Business Investment Companies SBICs which are licensed by the Small Business Administration.  They provide mezzanine financing and private equity investments to small companies which may not otherwise qualify for standard bank financing.  The Company records its investment in these SBICs at cost and evaluates its investment for impairment on a quarterly basis.  Impairment that is considered by management to be other-than-temporary results in a write-down of the investment which is recognized as a charge to earnings.  See Note 12 regarding the Bank's investment in and outstanding capital commitments to the limited partnerships.

Trust Assets, Policy [Policy Text Block]
Trust Assets
Trust assets held in a fiduciary or agency capacity, other than trust cash on deposit at the Bank, are not included in these consolidated financial statements because they are not assets of the Company.  Trust fees are recognized on the accrual basis of accounting, and recorded in wealth management fees on the statement of income.

Related Party Transactions, Policy [Policy Text Block]
Related Party Transactions
Directors, officers and affiliates of the Company and the Bank have been customers of and have had transactions with the Bank, and it is expected that such persons will continue to have such transactions in the future. See Note 13 for details regarding related party transactions.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]
Employee Stock Ownership Plan
The two loans to the Employee Stock Ownership Plan ("ESOP") are repaid from the Bank’s contributions to the ESOP and dividends payable on common stock held by the ESOP over 15 years for the first loan and 20 years for the second loan.  Unearned compensation applicable to the ESOP is reflected as a reduction of shareholders’ equity on the consolidated balance sheets. Compensation expense is recognized as ESOP shares are committed to be released and is based on the average fair market value of the shares during the period.  The difference between the average fair value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital. Unallocated ESOP shares are not considered outstanding for calculating earnings per share.  Dividends paid on allocated ESOP shares are charged to retained earnings and dividends paid on unallocated ESOP shares are used to satisfy debt service.  See Note 11 for additional discussion.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Equity Incentive Plan
The Company measures and recognizes compensation cost relating to share-based compensation based on the grant date fair value of the equity instruments issued.  Share-based compensation is recognized on a straight-line basis over the period of service or performance for the award. Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted based on actual forfeiture experience.  The fair value of each restricted stock allocation, equal to the market price at the date of grant, is recorded as unearned restricted shares.  The fair value of each stock option award is determined on the date of grant using the Black-Scholes option pricing model, which includes several assumptions such as expected volatility, dividends, term and risk-free rate for each stock option award.  See Note 11 for additional discussion.

Income Tax, Policy [Policy Text Block]
Income Taxes
Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company exercises significant judgment in evaluating the amount and timing of recognition of the resulting tax assets and liabilities.  These judgments require the Company to make projections of future taxable income.  These judgments and estimates, which are inherently subjective, are reviewed periodically as regulatory and business factors change.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company does not have any uncertain tax positions which require accrual or disclosure at December 31, 2016 or 2015.  In accordance with the provisions of applicable accounting guidance, in future periods, the Company may record a liability for unrecognized tax benefits related to the recognition, derecognition or change in measurement of a tax position as a result of new tax positions, changes in management’s judgment about the level of uncertainty of existing tax positions, expiration of open income tax returns due to the statutes of limitation, status of examinations and litigation and legislative activity.  The Company has elected to report future interest and penalties related to unrecognized tax benefits, if any, as income tax expense in the Company’s consolidated statements of income.  No interest or penalties were recorded for the years ended December 31, 2016, 2015 or 2014.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock.  Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid-in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and certain cash flow hedges, are reported as a separate component of shareholders’ equity, such items, along with net income, are components of comprehensive income.  See Note 15 for components of other comprehensive income (loss) and the related tax effects.

Stockholders' Equity, Policy [Policy Text Block]
Common Share Repurchases
The Company is chartered in Maryland. Maryland law does not provide for treasury shares, rather shares repurchased by the Company constitute authorized but unissued shares. GAAP states that accounting for treasury stock shall conform to state law. Therefore, the cost of shares repurchased by the Company is allocated to common stock, additional paid-in capital and retained earnings balances.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share
Basic earnings per share is calculated by dividing the net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Unvested restricted shares are considered outstanding in the computation of basic earnings per share since the shares participate in dividends and the rights to the dividends are non-forfeitable.  Diluted earnings per share is computed in a manner similar to basic earnings per share except the weighted average number of common shares outstanding is increased to include the incremental common shares (as computed using the treasury stock method) that would have been outstanding if all potentially dilutive common stock equivalents were issued during the period.  The Company’s common stock equivalents relate solely to stock options.  Repurchased common shares and unallocated common shares held by the Bank's ESOP are not deemed outstanding for earnings per share calculations.

Anti-dilutive shares are common stock equivalents with weighted average exercise prices in excess of the weighted average market value for the periods presented, and are not considered in diluted earnings per share calculations. Options for 147,543, 300,151 and 533,413 common shares for the years ended December 31, 2016, 2015 and 2014, respectively, were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive. The computation of earnings per share is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Dollars In Thousands, Except Per Share Amounts)

Net income	$11,310	$4,348	$4,411
Weighted average common shares outstanding:
Basic	11,806,927	11,976,291	12,313,549
Effect of dilutive stock options	61,195	29,696	33,580
Diluted	11,868,122	12,005,987	12,347,129

Earnings per share:
Basic	$0.96	$0.36	$0.36
Diluted	$0.95	$0.36	$0.36

Business Combinations Policy [Policy Text Block]
Segment Reporting, Policy [Policy Text Block]
Business Segment Reporting
Public companies are required to report (i) certain financial and descriptive information about “reportable operating segments,” as defined, and (ii) certain enterprise-wide financial information about products and services, geographic areas and major customers.  An operating segment is a component of a business for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and evaluate performance.  The Company’s operations are limited to financial services provided within the framework of a community bank, and decisions are generally based on specific market areas and or product offerings.  Accordingly, based on the financial information presently evaluated by the Company’s chief operating decision-maker, the Company’s operations are aggregated in one reportable operating segment.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising Costs Advertising costs are expensed as incurred.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
Revenue from Contracts with Customers (Topic 606) - In May 2014, the Financial Accounting Standards Board ("FASB") issued guidance that improves the revenue recognition requirements for contracts with customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve the core principle, a company should apply a five step approach to revenue recognition. In August 2015, the FASB delayed the effective date for this guidance for one year to fiscal years beginning after December 15, 2017. We do not expect this to have a material impact on our consolidated financial statements.

Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs - In April 2015, FASB issued guidance simplifying the presentation of debt issuance costs. The amended guidance requires debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amended guidance was applied on a retrospective basis and effective for fiscal years, and interim periods within those years, that began after December 15, 2015. The adoption of the amended guidance on January 1, 2016 did not have a material impact on the Company's consolidated financial statements.

Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - In August 2015, the FASB issued amended guidance pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force meeting that the update issued in April 2015 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within the previous update for debt issuance costs related to line-of-credit-arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there were any outstanding borrowings on the line-of-credit arrangement. The adoption of the amended guidance on January 1, 2016 did not have a material impact on the Company's consolidated financial statements.

Financial Instruments (Subtopic 825-10): - In January 2016, the FASB issued guidance addressing certain aspects of recognition, measurement, presentation and disclosure of financial instruments. Targeted improvements to generally accepted accounting principles include the requirement for equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and the elimination of the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Leases (Topic 842): - In February 2016, the FASB issued amended guidance to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. Disclosures are required by lessees and lessors to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commence before the effective date in accordance with previous GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous GAAP. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still reviewing the impact the adoption of this guidance will have on its consolidated financial statements.

Compensation - Stock Compensation (Topic 718): In March 2016, the FASB issued guidance to simplify the accounting for share-based payment transactions, including the income tax consequences of such transactions. Under the provisions of the update, the income tax consequences of excess tax benefits and deficiencies should be recognized in income tax expense in the reporting period in which the awards vest. Currently, excess tax benefits or deficiencies impact shareholders' equity directly to the extent there is a cumulative excess tax benefit. In the event that a tax deficiency has occurred during the reporting period and a cumulative tax benefit does not exist, the tax deficiency is recognized in income tax expense under current GAAP. The update also provides entities may continue to estimate forfeitures in accounting for stock based compensation or recognize them as they occur. The provisions of this update become effective for interim and annual periods beginning after December 15, 2016. The update requires a modified retrospective transition under which cumulative effect to equity will be recognized in the period of adoption. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Financial Instruments - Credit Losses (Topic 326): In June 2016, the FASB issued guidance that significantly changes how entities will measure credit losses for most financial assets and certain other instruments that aren't measured at fair value through net income. The update will replace today's "incurred loss" approach with an "expected loss" model. The new model, referred to as the current expected credit loss ("CECL") model, will apply to (1) financial assets subject to credit losses and measured at amortized cost and (2) certain off-balance sheet credit exposures. This includes, but is not limited to, loans, leases, held-to-maturity securities, loan commitments and financial guarantees. The CECL model does not apply to available for sale ("AFS") debt securities. For AFS debt securities with unrealized losses, entities will measure credit losses in a manner similar to current accounting guidance, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The update also simplifies the accounting model for purchased credit-impaired debt securities and loans. Disclosure requirements under the update have been expanded to include the entity's assumptions, models and methods for estimating the allowance for loan and lease losses. In addition, entities will need to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by year of origination. The update is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted for interim and annual periods beginning after December 15, 2018. The update requires a modified retrospective transition under which a cumulative effect to equity will be recognized in the period of adoption. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.

Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments (Topic 230): In August 2016, the FASB issued guidance to reduce the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update provides guidance on eight specific cash flow issues. The update is effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this update should be applied using a retrospective transition method to each period presented. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Business Combinations - Clarifying the Definition of a Business (Topic 805): In January 2017, the FASB issued guidance to clarify the definition of a business. The amendments in this update provide a screen to determine when a set is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. The amendments in this update are effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The amendments in this update should be applied prospectively on or after the effective date. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Intangibles - Goodwill and Other - Simplifying the Test for Goodwill Impairment (Topic 350): In January, 2017, the FASB issued guidance aimed at simplifying the subsequent measurement of goodwill. Under these amendments, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from tax deductible goodwill on the carrying amount of a reporting unit when measuring the goodwill impairment loss, if applicable. The Board also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The amendments in this update should be applied on a prospective basis and are effective for annual and goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.